Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Empower Mid Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 217% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	217.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. mid-capitalization (“mid cap”) companies, including foreign issuers that are traded in the U.S. For purposes of the 80% policy, the Fund considers mid cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index at the time of initial purchase. As of December 31, 2023, the market capitalization range of the Russell Midcap® Value Index was between $750 million and $59 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.The Fund emphasizes a “value style” of investing, seeking companies that are undervalued in comparison to their peers due to economic, market, company-specific or other factors, but have the prospect of achieving improved valuations in the future.The Fund may invest in real estate investment trusts (“REITs”) and derivatives, including but not limited to futures contracts. The Fund may engage in active and frequent trading of its portfolio securities. The Fund may also focus its investments in certain sectors, such as the financial sector.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Goldman Sachs Asset Management, L.P. (the “Sub-Adviser” or “GSAM”). GSAM manages the Fund using a quantitative investment process, in combination with a qualitative overlay. GSAM’s investment style emphasizes fundamentally based stock selection, careful portfolio construction and efficient implementation.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total returns to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total returns to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.empower.com/investments/empower-funds/fund-documents
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedTotal ReturnBest QuarterDecember 31, 202019.60%Worst QuarterMarch 31, 2020-33.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	1The Fund changed its broad-based securities market benchmark from the Russell Midcap® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index may be considered more broadly representative of the overall applicable securities market. The Fund will retain the Russell Midcap® Value Index as its additional benchmark for performance comparison purposes.
Empower Mid Cap Value Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	and is subject to the possible loss of your original investment.
Empower Mid Cap Value Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Empower Mid Cap Value Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk - The value of equity securities held by the Fund may decline as a result of factors directly related to a company, a particular industry or industries, or general market conditions that are not specifically related to a company or an industry.
Empower Mid Cap Value Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, sanctions, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Empower Mid Cap Value Fund | Small Or Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Size Company Risk - The stocks of small and medium size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small and medium size companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than stocks of larger companies, especially over the short term, and are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. In addition, there may be less publicly available information concerning small and medium size companies upon which to base an investment decision.
Empower Mid Cap Value Fund | Value Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk - A “value” style of investing is subject to the risk that returns on “value” stocks are less than returns on other styles of investing or the overall stock market. Value stocks tend to trade at lower price-to-book and price-to-earnings ratios, which suggest the market as a whole views their potential future earnings as limited.
Empower Mid Cap Value Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk - The Fund may, from time to time, invest a significant portion of its assets in companies within a particular sector and its performance may suffer if that sector underperforms the overall market.
Empower Mid Cap Value Fund | Real Estate Investment Trust Real Estate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust/Real Estate Risk - Investments in real estate-related instruments may be affected by similar risks as direct investment in real estate and the real estate market generally, including, among others: economic, legal, cultural, governmental, environmental or technological factors that affect property values, rents or occupancies of real estate. Historically, the real estate industry has been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified due to ownership of a limited number of properties or concentration in a particular geographic region or property type. REITs are also subject to risks associated with changes in interest rates.
Empower Mid Cap Value Fund | Quantitative Model Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Model Risk - Securities selected by the Sub-Adviser using a quantitative investment model can perform differently than the market as a whole based on the factors used in the model, the weight placed on each factor, and changes in the factors’ historical trends. Due to the significant role technology plays in a quantitative investment model, its use carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or technology used in the model. There can be no assurance that the use of a quantitative investment model will enable the Fund to achieve its objective.
Empower Mid Cap Value Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments and can perform differently than the U.S. market. Current sanctions or the threat of potential sanctions or other similar measures may also impair the value or liquidity of affected securities and negatively impact the Fund.
Empower Mid Cap Value Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Empower Mid Cap Value Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk - The use of derivatives, including but not limited to futures contracts, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Empower Mid Cap Value Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Empower Mid Cap Value Fund | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).
Empower Mid Cap Value Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,001
OneYear	rr_AverageAnnualReturnYear01	15.53%
FiveYears	rr_AverageAnnualReturnYear05	10.05%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	7.77%
InceptionDate	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Empower Mid Cap Value Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	672
10 Years	rr_ExpenseExampleYear10	$ 1,492
2014	rr_AnnualReturn2014	16.10%
2015	rr_AnnualReturn2015	(4.03%)
2016	rr_AnnualReturn2016	20.29%
2017	rr_AnnualReturn2017	16.99%
2018	rr_AnnualReturn2018	(12.30%)
2019	rr_AnnualReturn2019	20.49%
2020	rr_AnnualReturn2020	(0.34%)
2021	rr_AnnualReturn2021	30.17%
2022	rr_AnnualReturn2022	(11.76%)
2023	rr_AnnualReturn2023	15.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.86%)
OneYear	rr_AverageAnnualReturnYear01	15.15%
FiveYears	rr_AverageAnnualReturnYear05	9.70%
TenYears	rr_AverageAnnualReturnYear10	8.12%
SinceInception	rr_AverageAnnualReturnSinceInception
Empower Mid Cap Value Fund | Russell 3000® Index¹ (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	25.96%
FiveYears	rr_AverageAnnualReturnYear05	15.16%
TenYears	rr_AverageAnnualReturnYear10	11.48%
SinceInception	rr_AverageAnnualReturnSinceInception	11.53%
Empower Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	12.71%
FiveYears	rr_AverageAnnualReturnYear05	11.16%
TenYears	rr_AverageAnnualReturnYear10	8.26%
SinceInception	rr_AverageAnnualReturnSinceInception	7.71%

[1]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.80% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2025, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.